Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Total revenue	$ 13,326,824	$ 15,097,056	$ 12,484,639
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	2,927,239	3,528,530	3,373,241
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	$ 1,716,205	2,293,798	2,522,559
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue		$ 1,507,029	$ 1,381,678